Liquidity Risk - Summary of Liquid Assets by Type and Currency (Detail) - CAD ($) $ in Millions	Jan. 31, 2019	Oct. 31, 2018
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	$ 361,840	$ 367,311
Securities received as collateral from securities financing and derivative transactions	198,584	212,275
Total liquid assets	$ 560,424	$ 579,586
% of total	100.00%	100.00%
Encumbered liquid assets	$ 191,439	$ 207,544
Unencumbered liquid assets	368,985	372,042
Canadian Dollar [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	88,771	93,458
Securities received as collateral from securities financing and derivative transactions	82,283	88,499
Total liquid assets	$ 171,054	$ 181,957
% of total	31.00%	31.00%
Encumbered liquid assets	$ 77,018	$ 85,452
Unencumbered liquid assets	94,036	96,505
Canadian Dollar [member] | Cash and due from banks [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	2,018	3,002
Total liquid assets	2,018	$ 3,002
% of total		1.00%
Encumbered liquid assets	161	$ 1,098
Unencumbered liquid assets	1,857	1,904
Canadian Dollar [member] | Canadian government obligations [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	14,285	18,256
Securities received as collateral from securities financing and derivative transactions	56,195	63,463
Total liquid assets	$ 70,480	$ 81,719
% of total	13.00%	14.00%
Encumbered liquid assets	$ 40,525	$ 47,572
Unencumbered liquid assets	29,955	34,147
Canadian Dollar [member] | National Housing Act mortgage backed securities [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	42,208	39,649
Securities received as collateral from securities financing and derivative transactions	49	42
Total liquid assets	$ 42,257	$ 39,691
% of total	7.00%	6.00%
Encumbered liquid assets	$ 4,310	$ 3,057
Unencumbered liquid assets	37,947	36,634
Canadian Dollar [member] | Provincial government obligations [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	14,256	12,720
Securities received as collateral from securities financing and derivative transactions	18,908	19,241
Total liquid assets	$ 33,164	$ 31,961
% of total	6.00%	5.00%
Encumbered liquid assets	$ 22,112	$ 23,651
Unencumbered liquid assets	11,052	8,310
Canadian Dollar [member] | Corporate issuer obligations [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	4,928	6,622
Securities received as collateral from securities financing and derivative transactions	4,214	3,767
Total liquid assets	$ 9,142	$ 10,389
% of total	2.00%	2.00%
Encumbered liquid assets	$ 3,949	$ 3,769
Unencumbered liquid assets	5,193	6,620
Canadian Dollar [member] | Equities [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	6,922	10,554
Securities received as collateral from securities financing and derivative transactions	2,470	1,637
Total liquid assets	$ 9,392	$ 12,191
% of total	2.00%	2.00%
Encumbered liquid assets	$ 5,624	$ 6,028
Unencumbered liquid assets	3,768	6,163
Canadian Dollar [member] | Other marketable securities and/or loans [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	4,154	2,655
Securities received as collateral from securities financing and derivative transactions	447	349
Total liquid assets	$ 4,601	$ 3,004
% of total	1.00%	1.00%
Encumbered liquid assets	$ 337	$ 277
Unencumbered liquid assets	4,264	2,727
Other than Canadian dollar [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	273,069	273,853
Securities received as collateral from securities financing and derivative transactions	116,301	123,776
Total liquid assets	$ 389,370	$ 397,629
% of total	69.00%	69.00%
Encumbered liquid assets	$ 114,421	$ 122,092
Unencumbered liquid assets	274,949	275,537
Other than Canadian dollar [member] | Cash and due from banks [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	26,327	24,046
Total liquid assets	$ 26,327	$ 24,046
% of total	5.00%	4.00%
Encumbered liquid assets	$ 28	$ 28
Unencumbered liquid assets	26,299	24,018
Other than Canadian dollar [member] | Corporate issuer obligations [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	76,697	78,160
Securities received as collateral from securities financing and derivative transactions	2,722	1,576
Total liquid assets	$ 79,419	$ 79,736
% of total	14.00%	14.00%
Encumbered liquid assets	$ 7,405	$ 7,234
Unencumbered liquid assets	72,014	72,502
Other than Canadian dollar [member] | Equities [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	31,616	33,514
Securities received as collateral from securities financing and derivative transactions	33,202	37,666
Total liquid assets	$ 64,818	$ 71,180
% of total	11.00%	12.00%
Encumbered liquid assets	$ 30,671	$ 32,206
Unencumbered liquid assets	34,147	38,974
Other than Canadian dollar [member] | Other marketable securities and/or loans [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	5,620	4,786
Securities received as collateral from securities financing and derivative transactions	659	4
Total liquid assets	$ 6,279	$ 4,790
% of total	1.00%	1.00%
Encumbered liquid assets	$ 967	$ 191
Unencumbered liquid assets	5,312	4,599
Other than Canadian dollar [member] | U.S. government obligations [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	31,779	30,163
Securities received as collateral from securities financing and derivative transactions	33,216	37,691
Total liquid assets	$ 64,995	$ 67,854
% of total	12.00%	12.00%
Encumbered liquid assets	$ 29,442	$ 32,918
Unencumbered liquid assets	35,553	34,936
Other than Canadian dollar [member] | U.S. federal agency obligations [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	48,472	47,150
Securities received as collateral from securities financing and derivative transactions	6,832	927
Total liquid assets	$ 55,304	$ 48,077
% of total	10.00%	8.00%
Encumbered liquid assets	$ 16,379	$ 7,522
Unencumbered liquid assets	38,925	40,555
Other than Canadian dollar [member] | Other sovereign obligations [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	52,558	56,034
Securities received as collateral from securities financing and derivative transactions	39,670	45,912
Total liquid assets	$ 92,228	$ 101,946
% of total	16.00%	18.00%
Encumbered liquid assets	$ 29,529	$ 41,993
Unencumbered liquid assets	$ 62,699	$ 59,953